FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
FAIR VALUE MEASUREMENT
Schedule of the placement in the fair value hierarchy of assets that are measured at fair value on a recurring basis

Fair value disclosure or measurement at
December 31, 2017 and 2018 using
	December 31, 2017 and 2018	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Available-for-sale investment:
Convertible promissory note	—	—	—	—

Schedule of roll-forward of the fair value of Level 3 (significant unobservable inputs) assets

Available-for-sale investment
RMB
Beginning balance as of April 1, 2016	1,938,360
Purchase	7,957,440
Total gain or losses:
Included in net loss	568,320
Included in other comprehensive income	(553,870)
Foreign currency translation adjustment	466,297
Ending balance as of March 31, 2017	10,376,547
Total gain or losses:
Included in net income	(10,458,538)
Reclassification adjustment for loss on available-for-sale investment included in net income, net of nil income tax	553,870
Foreign currency translation adjustment	(471,879)
Ending balance as of December 31, 2017 and December 31, 2018	—

Schedule of fair value hierarchy of assets that are measured at fair value on a non-recurring basis

		Fair value disclosure or measurement at
		December 31, 2018 using
	December 31,2018	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Other equity investments
ApplySquare Education & Technology Co., Ltd.	22,471,700	—	—	22,471,700
Beijing GlobalWisdom Information Technology Co., Ltd.	5,919,198	—	—	5,919,198